Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

										Net Income
							Value of Initial Fixed			Excluding
							$100 Investment Based			Tax
					Average		on:			Adjustments
	Summary	Summary	Compensation	Compensation	Summary	Average		Peer Group		and Other
	Compensation	Compensation	Actually Paid	Actually Paid	Compensation	Compensation	Total	Total	Net	Items
	Table Total for	Table Total for	to PEO	to PEO	Table Total for	Actually Paid	Shareholder	Shareholder	Income	(non-GAAP)
	PEO (Kenney)	PEO (Lyons)	(Kenney)	(Lyons)	Non-PEO	to Non-PEO	Return	Return	($, in	($, in
Year	($)(1)	($)(1)	($)(1)	($)(1)	NEOs ($)(1)	NEOs ($)(1)	($)	($)(2)	millions)	millions)
2024		6,846,635		7,553,607	1,805,805	2,165,676	207.68	163.30	284.184	288.079
2023		6,472,498		5,092,187	1,798,061	1,543,434	158.50	143.34	259.169	257.602
2022	6,120,956	4,559,380	(2,085,538)	4,463,028	1,909,348	1,434,592	137.55	123.10	155.923	217.694
2021	7,464,484		8,822,603		2,150,242	2,418,007	132.04	141.70	143.093	182.186
2020	7,286,765		6,085,390		2,230,205	1,665,757	103.21	113.61	151.306	162.515
(1)

Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2024	Robert C. Lyons	Thomas A. Ellman, Brian L. Glassberg, Kim Nero, and Paul F. Titterton
2023	Robert C. Lyons	Thomas A. Ellman, Brian L. Glassberg, Kim Nero, and Paul F. Titterton
2022	Robert C. Lyons; Brian A. Kenney(a)	Thomas A. Ellman, Deborah A. Golden, Kim Nero, N. Gokce Tezel, Paul F. Titterton, and Robert A. Zmudka
2021	Brian A. Kenney	Thomas A. Ellman, Deborah A. Golden, Robert C. Lyons, and N. Gokce Tezel
2020	Brian A. Kenney	Thomas A. Ellman, Deborah A. Golden, Robert C. Lyons, and N. Gokce Tezel
(a)	Effective April 22, 2022, Mr. Lyons was appointed as our President and Chief Executive Officer upon the retirement of Mr. Kenney.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020		2021		2022			2023		2024
		Average		Average			Average		Average		Average
		Non-PEO		Non-PEO	PEO	PEO	Non-PEO		Non-PEO		Non-PEO
Adjustments (a)	PEO	NEOs	PEO	NEOs	(Kenney)	(Lyons)	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,711,680)	$(672,742)	$(4,732,100)	$(819,143)	$(5,119,282)	$(3,096,428)	$(802,187)	$(3,603,404)	$(738,939)	$(4,080,362)	$(883,331)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,033,698	$731,108	$5,215,423	$902,825	$724,813	$3,188,799	$623,923	$3,321,372	$680,948	$4,316,560	$934,492
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$682,021	$—	$18,517	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(751,099)	$(137,477)	$(250,914)	$(47,142)	$(1,099,553)	$(451,230)	$(395,281)	$(90,196)	$14,411	$982,055	$249,659
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$558,613	$98,045	$1,142,195	$230,193	$319,898	$77,046	$139,484	$(131,861)	$(46,859)	$79,514	$27,885
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$(3,603,913)	$—	$(97,972)	$—	$—	$—	$—
Increase based on Dividends Paid to the Executive during Applicable FY on outstanding equity awards	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,716,441)	$(711,706)	$(467,804)	$(157,910)	$(250,696)	$—	$(63,023)	$(1,081,846)	$(226,300)	$(835,080)	$(39,871)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$385,534	$128,325	$451,318	$158,942	$140,217	$185,460	$101,783	$205,624	$62,112	$244,285	$71,037
TOTAL ADJUSTMENTS	$(1,201,375)	$(564,448)	$1,358,118	$267,766	$(8,206,494)	$(96,353)	$(474,756)	$(1,380,311)	$(254,628)	$706,972	$359,871
(a)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with ASC Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P MidCap 400 Index as of December 31 (the “Peer Group”).

Company Selected Measure Name	Net income, excluding tax adjustments and other items (non-GAAP)
Named Executive Officers, Footnote

Year	PEO(s)	Non-PEO NEOs
2024	Robert C. Lyons	Thomas A. Ellman, Brian L. Glassberg, Kim Nero, and Paul F. Titterton
2023	Robert C. Lyons	Thomas A. Ellman, Brian L. Glassberg, Kim Nero, and Paul F. Titterton
2022	Robert C. Lyons; Brian A. Kenney(a)	Thomas A. Ellman, Deborah A. Golden, Kim Nero, N. Gokce Tezel, Paul F. Titterton, and Robert A. Zmudka
2021	Brian A. Kenney	Thomas A. Ellman, Deborah A. Golden, Robert C. Lyons, and N. Gokce Tezel
2020	Brian A. Kenney	Thomas A. Ellman, Deborah A. Golden, Robert C. Lyons, and N. Gokce Tezel
(a)	Effective April 22, 2022, Mr. Lyons was appointed as our President and Chief Executive Officer upon the retirement of Mr. Kenney.

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P MidCap 400 Index as of December 31 (the “Peer Group”).

Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020		2021		2022			2023		2024
		Average		Average			Average		Average		Average
		Non-PEO		Non-PEO	PEO	PEO	Non-PEO		Non-PEO		Non-PEO
Adjustments (a)	PEO	NEOs	PEO	NEOs	(Kenney)	(Lyons)	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,711,680)	$(672,742)	$(4,732,100)	$(819,143)	$(5,119,282)	$(3,096,428)	$(802,187)	$(3,603,404)	$(738,939)	$(4,080,362)	$(883,331)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,033,698	$731,108	$5,215,423	$902,825	$724,813	$3,188,799	$623,923	$3,321,372	$680,948	$4,316,560	$934,492
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$682,021	$—	$18,517	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(751,099)	$(137,477)	$(250,914)	$(47,142)	$(1,099,553)	$(451,230)	$(395,281)	$(90,196)	$14,411	$982,055	$249,659
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$558,613	$98,045	$1,142,195	$230,193	$319,898	$77,046	$139,484	$(131,861)	$(46,859)	$79,514	$27,885
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$(3,603,913)	$—	$(97,972)	$—	$—	$—	$—
Increase based on Dividends Paid to the Executive during Applicable FY on outstanding equity awards	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,716,441)	$(711,706)	$(467,804)	$(157,910)	$(250,696)	$—	$(63,023)	$(1,081,846)	$(226,300)	$(835,080)	$(39,871)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$385,534	$128,325	$451,318	$158,942	$140,217	$185,460	$101,783	$205,624	$62,112	$244,285	$71,037
TOTAL ADJUSTMENTS	$(1,201,375)	$(564,448)	$1,358,118	$267,766	$(8,206,494)	$(96,353)	$(474,756)	$(1,380,311)	$(254,628)	$706,972	$359,871
(a)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with ASC Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 1,805,805	$ 1,798,061	$ 1,909,348	$ 2,150,242	$ 2,230,205
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,165,676	1,543,434	1,434,592	2,418,007	1,665,757
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020		2021		2022			2023		2024
		Average		Average			Average		Average		Average
		Non-PEO		Non-PEO	PEO	PEO	Non-PEO		Non-PEO		Non-PEO
Adjustments (a)	PEO	NEOs	PEO	NEOs	(Kenney)	(Lyons)	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,711,680)	$(672,742)	$(4,732,100)	$(819,143)	$(5,119,282)	$(3,096,428)	$(802,187)	$(3,603,404)	$(738,939)	$(4,080,362)	$(883,331)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,033,698	$731,108	$5,215,423	$902,825	$724,813	$3,188,799	$623,923	$3,321,372	$680,948	$4,316,560	$934,492
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$682,021	$—	$18,517	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(751,099)	$(137,477)	$(250,914)	$(47,142)	$(1,099,553)	$(451,230)	$(395,281)	$(90,196)	$14,411	$982,055	$249,659
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$558,613	$98,045	$1,142,195	$230,193	$319,898	$77,046	$139,484	$(131,861)	$(46,859)	$79,514	$27,885
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$(3,603,913)	$—	$(97,972)	$—	$—	$—	$—
Increase based on Dividends Paid to the Executive during Applicable FY on outstanding equity awards	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,716,441)	$(711,706)	$(467,804)	$(157,910)	$(250,696)	$—	$(63,023)	$(1,081,846)	$(226,300)	$(835,080)	$(39,871)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$385,534	$128,325	$451,318	$158,942	$140,217	$185,460	$101,783	$205,624	$62,112	$244,285	$71,037
TOTAL ADJUSTMENTS	$(1,201,375)	$(564,448)	$1,358,118	$267,766	$(8,206,494)	$(96,353)	$(474,756)	$(1,380,311)	$(254,628)	$706,972	$359,871
(a)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with ASC Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

●	Net income, excluding tax adjustments and other items (non-GAAP)
●	Three-year cumulative investment volume
●	Three-year average LTI-adjusted return on equity (non-GAAP)

Total Shareholder Return Amount	$ 207.68	158.5	137.55	132.04	103.21
Peer Group Total Shareholder Return Amount	163.3	143.34	123.1	141.7	113.61
Net Income (Loss)	$ 284,184,000	$ 259,169,000	$ 155,923,000	$ 143,093,000.000	$ 151,306,000
Company Selected Measure Amount	288,079,000.000	257,602,000	217,694,000	182,186,000	162,515,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net income, excluding tax adjustments and other items (non-GAAP)
Non-GAAP Measure Description

Net income, excluding tax adjustments and other items (non-GAAP), and three-year average LTI-adjusted return on equity are non-GAAP measures. For a reconciliation of these non-GAAP measures to the most comparable GAAP measures, please see Exhibit A to this Proxy Statement. Investment volume is a GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Three-year cumulative investment volume
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Three-year average LTI-adjusted return on equity (non-GAAP)
Brian A. Kenney
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,120,956	$ 7,464,484	$ 7,286,765
PEO Actually Paid Compensation Amount			(2,085,538)	8,822,603	6,085,390
Robert C. Lyons
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,846,635	$ 6,472,498	4,559,380
PEO Actually Paid Compensation Amount	7,553,607	5,092,187	4,463,028
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	706,972	(1,380,311)		1,358,118	(1,201,375)
PEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,285	205,624		451,318	385,534
PEO | Deduction for Change in the Actuarial Present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,080)	(1,081,846)		(467,804)	(1,716,441)
PEO | Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested During the Applicable FY, as of Vesting Date as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,514	(131,861)		1,142,195	558,613
PEO | Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of Applicable FY End as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	982,055	(90,196)		(250,914)	(751,099)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,316,560	3,321,372		5,215,423	4,033,698
PEO | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,080,362)	(3,603,404)		(4,732,100)	(3,711,680)
PEO | Brian A. Kenney | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,206,494)
PEO | Brian A. Kenney | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			140,217
PEO | Brian A. Kenney | Deduction for Change in the Actuarial Present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(250,696)
PEO | Brian A. Kenney | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,603,913)
PEO | Brian A. Kenney | Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested During the Applicable FY, as of Vesting Date as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			319,898
PEO | Brian A. Kenney | Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of Applicable FY End as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,099,553)
PEO | Brian A. Kenney | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY as of Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			682,021
PEO | Brian A. Kenney | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			724,813
PEO | Brian A. Kenney | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,119,282)
PEO | Robert C. Lyons | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(96,353)
PEO | Robert C. Lyons | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			185,460
PEO | Robert C. Lyons | Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested During the Applicable FY, as of Vesting Date as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			77,046
PEO | Robert C. Lyons | Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of Applicable FY End as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(451,230)
PEO | Robert C. Lyons | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,188,799
PEO | Robert C. Lyons | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,096,428)
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,871	(254,628)	(474,756)	267,766	(564,448)
Non-PEO NEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,037	62,112	101,783	158,942	128,325
Non-PEO NEO | Deduction for Change in the Actuarial Present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,871)	(226,300)	(63,023)	(157,910)	(711,706)
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(97,972)
Non-PEO NEO | Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested During the Applicable FY, as of Vesting Date as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,885	(46,859)	139,484	230,193	98,045
Non-PEO NEO | Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of Applicable FY End as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,659	14,411	(395,281)	(47,142)	(137,477)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY as of Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,517
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	934,492	680,948	623,923	902,825	731,108
Non-PEO NEO | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (883,331)	$ (738,939)	$ (802,187)	$ (819,143)	$ (672,742)